Commitments, Charges and Contingent Liabilities (Details Narrative) - ILS (₪)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2023	Jan. 31, 2023	Sep. 30, 2022	Feb. 16, 2022	Dec. 08, 2020	Aug. 19, 2019
Reserve Quantities [Line Items]
Property, plant and equipment	₪ 103,133,000	₪ 86,509,000
Revenue	388,684,000	219,677,000	₪ 65,035,000
Profit (loss) for the year	43,749,000	₪ 7,293,000	₪ (36,040,000)
Estimated financial effect of contingent liabilities									₪ 686,000,000
Cann Pharmaceutical Ltd [Member]
Reserve Quantities [Line Items]
Percentage of voting equity interests acquired							100.00%
Nonadjusting Event [Member] | Cann Pharmaceutical Ltd [Member]
Reserve Quantities [Line Items]
Estimated financial effect of contingent liabilities				₪ 7,875,189
Percentage of voting equity interests acquired					100.00%
Cantek Group Companies [Member]
Reserve Quantities [Line Items]
Estimated financial effect of contingent liabilities						₪ 3,501,659
Medical Cannabis Growing Agreement [Member] | Third Party [Member]
Reserve Quantities [Line Items]
Estimated financial effect of contingent liabilities								₪ 2,271,310
Kibbutz Beit HaEmek [Member]
Reserve Quantities [Line Items]
Property, plant and equipment	10,000,000
Inventory and biological assets	7,000,000
Revenue	4,000,000
Profit (loss) for the year	₪ 0
Operations attributable to related entity	30.00%
Kibbuutz Nir-Oz [Member]
Reserve Quantities [Line Items]
Property, plant and equipment	₪ 50,000,000
Inventory and biological assets	36,000,000
Revenue	30,000,000
Profit (loss) for the year	₪ 0
Operations attributable to related entity	26.00%